Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments
Contingent consideration
Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments	(91)	(92)	(51)
Contingent consideration
Level 3 [Member]
Financial Instruments (Details) - Schedule of financial assets (liabilities) measured at fair value [Line Items]
Derivatives instruments
Contingent consideration	$ (24,115)	$ (23,534)	$ (22,251)